Reserves for Future Policy Benefits - Schedule of Reserve for Future Policy Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Life-contingent payout annuities	$ 8,674	$ 8,560
Additional liabilities for other insurance benefits	6,787	6,253
Deferred profit liability	119	37
Negative VOBA	3,308	3,611	$ 3,916
Other reconciling items	1,287	1,243
Reserve for future policy benefits	19,379	18,738		$ 11,779
Payout Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Negative VOBA	2,512	$ 2,645	$ 2,782
Traditional Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Other reconciling items	$ 800